Prepaid expenses and other current assets	9 Months Ended
Sep. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets	Prepaid expenses and other current assets:
Prepaid expenses and other current assets are comprised of the following as of September 30, 2026 and December 31, 2025:

	September 30, 2026	December 31, 2025
Prepaid materials and supplies	$6,203	$3,675
Prepaid professional services	159	154
Derivative asset	1,104	—
Other prepaid expenses and current assets	7,991	2,400
Total	$15,457	$6,229